Submission	May 21, 2025
Submission [Line Items]
Central Index Key	0000844150
Registrant Name	NatWest Group plc
Registration File Number	333-284008
Form Type	F-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES